Warrant Liabilities - Summary of Outstanding Series B warrants and Fair Market Values (Detail) (USD $)	12 Months Ended	3 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Nov. 18, 2014	Dec. 31, 2013	Mar. 05, 2015
Class of Warrant or Right [Line Items]
Warrants, Fair value			$ 1,220,719	$ 1,464,877
Warrants, Fair value			1,220,719	1,464,877
Series A Warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants, Contractual Term	5 years
Warrants, Exercise price per share	$ 6.50
Warrants, Contractual Term	5 years
Warrants, Number of warrants	2,449,605	2,425,605
Warrants, Shares underlying warrants	2449605
Warrants, Fair value	857,362	3,600,000	1,494,259
Warrants, umber of warrants	2,449,605	2,425,605
Warrants, Fair value	857,362	3,600,000	1,494,259
Series B Warrant liability [Member]
Class of Warrant or Right [Line Items]
Warrants, Contractual Term		15 months
Warrants, Exercise price per share		$ 6.50			$ 6.50
Warrants, Contractual Term		15 months
Warrants, Number of warrants	2,449,605	1,778,275
Warrants, Fair value	17,438,731	14,180,000	11,649,106		6,700,000
Warrants, umber of warrants	2,449,605	1,778,275
Warrants, Fair value	$ 17,438,731	$ 14,180,000	$ 11,649,106		$ 6,700,000